Inventories	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
INVENTORIES

12.   INVENTORIES

The detail of inventories as of December 31, 2019 and 2018, is as follows:

	Balance as of
Classes of Inventories	12-31-2019	12-31-2018
	ThCh$	ThCh$
Supplies for Production	18,352,464	34,384,583
Gas	2,287,934	5,712,979
Oil	3,888,712	2,684,688
Coal	12,175,818	25,986,916
Supplies for projects and spare parts	11,321,626	9,386,198
Total	29,674,090	43,770,781

There are no inventories pledged as security for liabilities.

For the year ended December 31, 2019, 2018 and 2017 the amount for raw materials and consumables recognized as fuel consumption for continuing operations was ThCh$230,944,414,  ThCh$230,993,754 and ThCh$ 280,739,362, respectively). See Note 27.

As of December 31, 2019, “Other non-current non-financial assets” includes an amount of ThCh$14,845,654  (ThCh$12,545,299 for the year ended December 31, 2018) and ThCh$5,773,991  (ThCh$4,324,153 for the year ended December 31, 2018) corresponding to spare parts and materials that will be used over a twelve-month period, respectively. See Note 9.

There are no inventories that have been written down due to obsolesce or impairment.